Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting

Note 19: Segment Reporting

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

Following the Merger between Fiat Industrial and CNH Global, the Company has realigned its reportable segments reflecting the five businesses now directly managed by CNH Industrial N.V., consisting of: (i) Agricultural Equipment, (ii) Construction Equipment, (iii) Commercial Vehicles, (iv) Powertrain, and (v) Financial Services.

CNH Industrial has five operating segments:

Agricultural Equipment which designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe. Subsequent to the acquisition of substantially all of the assets of Miller in November 2014, certain products are also sold under the Miller brand, primarily in North America.

Construction Equipment which designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, telehandlers and trenchers. Construction equipment is sold under the New Holland Construction and Case Construction brands.

Commercial Vehicles which designs, produces and sells a full range of light, medium and heavy vehicles for the transportation and distribution of goods through the Iveco brand, commuter buses and touring coaches through the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment through Iveco Astra, firefighting vehicles through the Magirus brand and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain which designs, manufactures and offers a range of propulsion, transmission systems and axles for on- and off-road applications, as well as engines for marine application and power generation through the FPT Industrial brand.

Financial Services which offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

Historically and through 2014, the CODM assessed the performance of the operating segments mainly on the basis of trading profit/(loss), earned by those segments, prepared in accordance with IFRS. Trading profit is defined as income before restructuring, gains/(losses) on disposal of investments and other unusual items, interest expense of Industrial Activities, income taxes, equity in income (loss) of unconsolidated subsidiaries and affiliates, and noncontrolling interests.  Due to the Company’s transition to reporting under U.S. GAAP during 2014, the CODM also reviewed the performance of operating segments using operating profit calculated using U.S. GAAP. Operating Profit of Industrial Activities is defined as net sales less cost of goods sold, selling, general and administrative expenses and research and development expenses. Operating Profit of Financial Services is defined as revenues, less selling, general and administrative expenses, interest expenses and certain other operating expenses. The CODM will utilize operating profit to assess segment performance in 2015, and accordingly the Company is presenting segment performance using both trading profit and operating profit. All remaining segment disclosures are presented based on U.S. GAAP information as the Company believes this is most relevant to the reader. The CODM reviews expenditures for long-lived assets, however, other operating segment asset information is not readily available.

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2014, 2013 and 2012 are provided below.

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Trading profit under IFRS	$2,399	$2,637	$2,650
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for development costs	(244)	(443)	(429)
Restructuring	(184)	(71)	(231)
Interest expenses of Industrial Activities, net of interest income and eliminations	(613)	(548)	(515)
Other	(269)	(201)	(128)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,089	$1,374	$1,347

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2014, 2013 and 2012 are provided below.

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Operating profit	$2,199	$2,277	$2,285
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(184)	(71)	(231)
Interest expenses of Industrial Activities, net of interest income and eliminations	(613)	(548)	(515)
Other, net	(313)	(284)	(192)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,089	$1,374	$1,347

Segment Information

The following summarizes trading profit under IFRS by reportable segment:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Agricultural Equipment	$1,689	$1,949	$1,609
Construction Equipment	66	(109)	(39)
Commercial Vehicles	2	145	647
Powertrain	220	210	181
Other Activities and Adjustments	(110)	(76)	(125)
Total Trading profit of Industrial Activities under IFRS	$1,867	$2,119	$2,273
Financial Services	532	518	377
Trading profit under IFRS	$2,399	$2,637	$2,650

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Agricultural Equipment	$1,770	$2,008	$1,681
Construction Equipment	79	(97)	(7)
Commercial Vehicles	29	74	517
Powertrain	223	187	162
Eliminations and other	(113)	(77)	(126)
Total Operating profit of Industrial Activities	$1,988	$2,095	$2,227
Financial Services	554	514	382
Eliminations and other	(343)	(332)	(324)
Operating profit	$2,199	$2,277	$2,285

A summary of additional operating segment information as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Revenues:
Agricultural Equipment	$15,204	$16,763	$15,657
Construction Equipment	3,346	3,258	3,770
Commercial Vehicles	10,888	11,278	11,081
Powertrain	4,464	4,412	3,764
Eliminations and other	(2,704)	(3,050)	(2,706)
Net sales of Industrial Activities	31,198	32,661	31,566
Financial Services	1,828	1,679	1,698
Eliminations and other	(471)	(504)	(463)
Total Revenues	$32,555	$33,836	$32,801
Depreciation and Amortization (*):
Agricultural Equipment	$288	$269	$240
Construction Equipment	85	77	86
Commercial Vehicles	209	185	193
Powertrain	144	159	157
Other activities and adjustments	(1)	(4)	(3)
Depreciation and amortization of Industrial Activities	725	686	673
Financial Services	6	4	4
Depreciation and amortization	$731	$690	$677
Expenditures for long-lived assets *:
Agricultural Equipment	$408	$542	$497
Construction Equipment	65	72	105
Commercial Vehicles	391	458	294
Powertrain	136	148	144
Other activities	5	-	2
Expenditures for long-lived assets of Industrial Activities	1,005	1,220	1,042
Financial Services	17	7	6
Expenditures for long-lived assets	$1,022	$1,227	$1,048

*	Excluding assets sold with buy-back commitments and equipment on operating leases

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Geographic Information

CNH Industrial has its registered office in Basildon, U.K. Revenues earned in the U.K. from external customers were $1,054 million, $993 million and $962 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues earned in the rest of the world from external customers were $31,501 million, $32,843 million and $31,839 million for the years ended December 31, 2014, 2013 and 2012, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2014	2013	2012
	(in million)
United States	$7,472	$7,687	$7,408
Brazil	3,708	4,750	3,853
France	2,913	3,030	2,733
Italy	2,854	2,688	2,624
Germany	1,845	1,677	1,600
Canada	1,606	1,687	1,779
Australia	926	1,015	1,227
Argentina	570	937	718
Spain	807	666	665
Poland	562	504	578
Other	8,238	8,202	8,654
Total revenues from external customers in the rest of world	$31,501	$32,843	$31,839

Total long-lived tangible and intangible assets located in the U.K. were $244 million and $223 million at December 31, 2014 and 2013, respectively, and the total of such assets located in the rest of the world totaled $11,473 million and $11,240 million at December 31, 2014 and 2013, respectively. The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2014	2013
	($ million)
United States	$4,913	$4,474
Italy	1,965	1,974
France	810	899
Spain	546	564
Germany	816	850
Brazil	490	523
Canada	482	465
China	292	246
Other	1,159	1,245
Total long-lived assets in the rest of the world	$11,473	$11,240

In 2014, 2013 and 2012, no single external customer of CNH Industrial accounted for 10 per cent or more of consolidated revenues.